Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue:
License	$ 119,237	$ 100,967	$ 135,146
Service	3,058,491	2,883,256	2,727,461
Total revenue	3,177,728	2,984,223	2,862,607
Operating expenses:
Cost of license	2,627	2,021	2,686
Cost of service	2,066,740	1,903,645	1,831,947
Research and development	221,886	207,836	210,387
Selling, general and administrative	409,465	373,585	344,335
Amortization of purchased intangible assets and other	72,646	86,703	85,153
Restructuring charges and in-process research and development			20,780
Total operating expenses	2,773,364	2,573,790	2,495,288
Operating income	404,364	410,433	367,319
Interest and other expense, net	8,657	25,135	1,165
Income before income taxes	395,707	385,298	366,154
Income taxes	49,042	41,392	39,978
Net income	$ 346,665	$ 343,906	$ 326,176
Basic earnings per share	$ 1.87	$ 1.70	$ 1.60
Diluted earnings per share	$ 1.86	$ 1.69	$ 1.57
Basic weighted average number of shares outstanding	185,213	202,584	204,023
Diluted weighted average number of shares outstanding	186,559	204,076	208,350